Finance Lease Obligations	12 Months Ended
Dec. 31, 2018
Finance Lease Obligations [Abstract]
Finance Lease Obligations

18. FINANCE LEASE OBLIGATIONS
The following table presents a reconciliation of the total future minimum lease payments at December 31, 2018 and December 31, 2017 to their present value for equipment lease obligations at several of the Company's subsidiaries:

	December 31, 2018	December 31, 2017
Less than a year	$5,488	$5,879
2 years	1,335	1,845
	6,823	7,724
Less future finance charges	(147)	(165)
Present value of minimum lease payments	$6,676	$7,559
Less: current portion of finance lease obligation	(5,356)	(5,734)
Non-current portion of finance lease obligation	$1,320	$1,825